Segment information	12 Months Ended
Dec. 31, 2025
Segment information

18.  Segment information

The Company’s business is organized into two operating segments, consisting of i) acquiring and managing royalty interests, and ii) acquiring and managing streams and other interests. Prior to the September 26, 2025 acquisition of the PMPAs, the Company presented one reportable segment, consisting of acquiring and managing royalty interests. Following the acquisition, the Company’s chief operating decision-maker, the CEO, now reviews operating results and assesses performance at these two segment levels. Material capital allocation decisions are subject to the approval of the Board of Directors of the Company.

The Company’s reportable segments for the purposes of assessing performance are presented as follows:

	2025
	Royalty Interests	Streams and other interests	Total
	$	$	$
Royalty revenue	12,041	-	12,041
Net precious metals income	-	4,581	4,581
Depletion on royalties and depreciation-like charges	(4,256)	(2,283)	(6,539)
Impairment charges	(764)	-	(764)
Project evaluation expenses	(870)	-	(870)

Segment profit	6,151	2,298	8,449

General and administration			(4,875)
Share-based compensation			(1,992)
Interest and finance expenses			(844)
Revaluation of streams and other interests			6,127
Other income (expenses), net			221

Profit before tax			7,086

Segment assets	53,465	60,024	113,489
Other assets[1]			9,907

Total assets[2]			123,396

Segment liabilities	5,477	-	5,477
Other liabilities[3]			10,873

Total liabilities			16,350

[1] Other assets represents cash, prepaids, other accounts receivable, intangible assets and other assets.

[2] Additions to non-current assets for the royalty interest segment were $17,815 (see Note 5) and for the stream and other segment were $56,119 (see Note 6).

[3] Other liabilities represent accounts payable and accrued liabilities, income taxes payable, dividends payable and credit facility.

	2024
	Royalty Interests	Streams and other interests	Total
	$	$	$
Royalty revenue	11,048	-	11,048
Net precious metals income	-	-	-
Depletion on royalties and depreciation-like charges	(3,133)	-	(3,133)
Project evaluation expenses	(163)	-	(163)

Segment profit	7,752	-	7,752

General and administration			(4,518)
Share-based compensation			(2,140)
Interest and finance expenses			(315)
Other income (expenses), net			197

Profit before tax			976

Segment assets	40,871	-	40,871
Other assets[1]			10,510

Total assets[2]			51,381

Segment liabilities	5,426	-	5,426
Other liabilities[3]			2,894

Total liabilities			8,320

[1] Other assets represents cash, prepaids, other accounts receivable, intangible assets and other assets.

[2] Additions to non-current assets for the royalty interest segment were $3,674 (see Note 5).

[3] Other liabilities represent accounts payable and accrued liabilities, income taxes payable, dividends payable and credit facility.

For the years ended December 31, 2025 and 2024, royalty revenue and net precious metals income generated from each geographic location are as follows:

	December 31, 2025		December 31, 2024
	Royalty revenue	Net precious metals income	Royalty revenue	Net precious metals income
	$	$	$	$
Australia	11,848	-	10,916	-
Côte d’Ivoire	-	1,737	-	-
Brazil	76	1,922	116	-
South Africa	-	605	-	-
USA	117	317	16	-

Total	12,041	4,581	11,048	-

For the year ended December 31, 2025, four interests generated 48%, 15%, 14%, and 12% of the Company’s royalty revenue, totaling $10,736, and three interests generated 42%, 38% and 13% of the Company’s net precious metals income totalling, $4,264. Comparatively, for the year ended December 31, 2024, two interests generated 84% and 11% of the Company’s royalty revenue, totaling $10,431.

For the years ended December 31, 2025 and 2024, royalty revenue and net precious metals income comprised the following commodity mix:

	December 31, 2025		December 31, 2024
	Royalty revenue	Net precious metals income	Royalty revenue	Net precious metals income
	$	$	$	$
Gold	4,602	4,581	1,516	-
Copper	1,564	-	-	-
Iron ore	5,799	-	9,516	-
Other	76	-	16	-

Total	12,041	4,581	11,048	-

As at December 31, 2025 and 2024, non-current assets were located in the following jurisdictions:

	December 31, 2025	December 31, 2024
	$	$
Australia	42,591	30,452
Canada	28,293	3,036
Brazil	13,664	604
Côte d’Ivoire	13,300	-
South Africa	8,151	1,915
USA	4,466	2,210
Mali	1,504	-
Peru	46	46
Cayman Islands	-	989

Total	112,015	39,252